Derivative Instruments and Accounting Hedges - Cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives (Details) - Cash flow hedge (Swaps) - CLP ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	$ 1,313,683	$ 1,352,797
Up to 1 month | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows		1,155
Between 1 and 3 months | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	2,344	2,304
Between 3 and 12 months | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	281,377	232,833
Due after 1 years but within 3 years | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	414,764	592,204
Due after 3 years but within 5 years | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	59,737	54,094
Due after 5 years | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	555,461	470,207
Cross Currency Swap HKD
Cash flows of the underlying asses portfolio
Cash outflows	(377,023)	(379,944)
Cross Currency Swap HKD | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(9,404)	(9,253)
Cross Currency Swap HKD | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(66,188)	(66,278)
Cross Currency Swap HKD | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(16,365)	(16,091)
Cross Currency Swap HKD | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(285,066)	(288,322)
Cross Currency Swap PEN
Cash flows of the underlying asses portfolio
Cash outflows		(16,588)
Cross Currency Swap PEN | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows		(16,588)
Cross Currency Swap JPY
Cash flows of the underlying asses portfolio
Cash outflows	(202,989)	(118,656)
Cross Currency Swap JPY | Between 1 and 3 months
Cash flows of the underlying asses portfolio
Cash outflows	(1,061)	(1,043)
Cross Currency Swap JPY | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(3,372)	(1,867)
Cross Currency Swap JPY | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(85,598)	(52,107)
Cross Currency Swap JPY | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(35,063)	(32,878)
Cross Currency Swap JPY | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(77,895)	(30,761)
Cross Currency Swap USD
Cash flows of the underlying asses portfolio
Cash outflows	(155,917)	(222,900)
Cross Currency Swap USD | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(111,077)	(114,210)
Cross Currency Swap USD | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(44,840)	(108,690)
Cross Currency Swap CHF
Cash flows of the underlying asses portfolio
Cash outflows	(484,333)	(568,489)
Cross Currency Swap CHF | Up to 1 month
Cash flows of the underlying asses portfolio
Cash outflows		(1,155)
Cross Currency Swap CHF | Between 1 and 3 months
Cash flows of the underlying asses portfolio
Cash outflows	(1,283)	(1,261)
Cross Currency Swap CHF | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(155,767)	(89,876)
Cross Currency Swap CHF | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(214,620)	(363,045)
Cross Currency Swap CHF | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(4,793)	(3,560)
Cross Currency Swap CHF | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(107,870)	(109,592)
Cross Currency Swap EUR
Cash flows of the underlying asses portfolio
Cash outflows	(93,421)	(46,220)
Cross Currency Swap EUR | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(1,757)	(1,039)
Cross Currency Swap EUR | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(3,518)	(2,084)
Cross Currency Swap EUR | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(3,516)	(1,565)
Cross Currency Swap EUR | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	$ (84,630)	$ (41,532)